13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            MARCH 31, 2007
 <FILER>
1010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     Rosalind Walker
 <PHONE>             (312) 828-1600 ext. 225
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2007

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:    The Kenwood Group, Inc.
 Address:  One East Wacker
           Suite 1630
           Chicago, IL  60601

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Rosalind Walker
 Title:    Director of Client Services
 Phone:    (312) 828-1600 ext. 225

 Signature, Place, and Date of Signing:

      Rosalind Walker      Chicago, IL         May 14, 2007

 Report Type (Check only one.)

 [X]        13F HOLDINGS REPORT.

 []        13F NOTICE.

 []        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 67

 Form 13F Information Table Value Total: 171932

 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

        FORM 13F INFORMATION TABLE
                                 TITLE
                                 OF                    VALUE     SHARES/  SHARE/ PUT/  INVSTMT   OTHER            VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETN  MGRS      SOLE   SHARED   NONE
Administaff Inc.                 COM         7094105   1,713,888   48,690   SH            SOLE            48,690      0       0
Alliant Techsystems, Inc.        COM        18804104     676,984    7,700   SH            SOLE             7,700      0       0
American Equity Investment Life  COM        25676206   3,819,911  290,930   SH            SOLE            290,930     0       0
Apple Computer, Inc.             COM        37833100   1,671,451   17,990   SH            SOLE            17,990      0       0
BJ's Wholesale Club, Inc.        COM      05548J106    3,400,761  100,525   SH            SOLE            100,525     0       0
Barr Pharmaceuticals, Inc.       COM        68306109   3,796,250   81,904   SH            SOLE            81,904      0       0
CHICO'S FAS INC.                 COM       168615102   2,044,547   83,690   SH            SOLE            83,690      0       0
CIT Group, Inc.                  COM       125581108   3,878,507   73,290   SH            SOLE            73,290      0       0
CSX Corp.                        COM       126408103   2,689,358   67,150   SH            SOLE            67,150      0       0
CapitalSource, Inc.              COM      14055X102    2,857,608  113,713   SH            SOLE            113,713     0       0
City National Corp.              COM       178566105   2,460,816   33,435   SH            SOLE            33,435      0       0
CommScope, Inc.                  COM       203372107     190,905    4,450   SH            SOLE             4,450      0       0
Computer Science Corp.           COM       205363104   2,750,900   52,770   SH            SOLE            52,770      0       0
DTE Energy Company               COM       233331107   1,784,994   37,265   SH            SOLE            37,265      0       0
E*TRADE Financial Corp.          COM       269246104   3,092,921  145,755   SH            SOLE            145,755     0       0
Eastman Chemical Company         COM       277432100   3,384,545   53,443   SH            SOLE            53,443      0       0
Eaton Vance Corp.                COM       278265103   4,134,062  115,995   SH            SOLE            115,995     0       0
FedEx Corporation                COM      31428X106       75,201      700   SH            SOLE              700       0       0
First Horizon National Corp.     COM       320517105   2,440,303   58,760   SH            SOLE            58,760      0       0
Fiserv, Inc.                     COM       337738108   1,221,972   23,030   SH            SOLE            23,030      0       0
GlobalSantaFe Co.                COM      G3930E101    1,555,878   25,225   SH            SOLE            25,225      0       0
Health Management Assn.          COM       421933102   2,056,604  189,200   SH            SOLE            189,200     0       0
Hilton Hotels Corp.              COM       432848109   3,570,828   99,300   SH            SOLE            99,300      0       0
Hospira, Inc.                    COM       441060100   2,391,423   58,470   SH            SOLE            58,470      0       0
Limited Brands                   COM       532716107   3,731,141  143,175   SH            SOLE            143,175     0       0
MEMC Electric Materials          COM       552715104   4,379,328   72,290   SH            SOLE            72,290      0       0
Marshall & Ilsley                COM       571834100   2,353,011   50,810   SH            SOLE            50,810      0       0
McClatchy Co.                    COM       579489105   1,929,538   61,042   SH            SOLE            61,042      0       0
McCormick & Co.                  COM       579780206   4,096,024  106,335   SH            SOLE            106,335     0       0
NCR Corporation                  COM       6.29E+112   4,090,545   85,630   SH            SOLE            85,630      0       0
National Semiconductor Corp.     COM       637640103     415,208   17,200   SH            SOLE            17,200      0       0
Nationwide Financial Services    COM       638612101   2,533,844   47,045   SH            SOLE            47,045      0       0
Noble Energy                     COM       655044105   1,388,354   23,275   SH            SOLE            23,275      0       0
Nuveen Investments Inc. CL A     COM      67090F106    2,995,036   63,320   SH            SOLE            63,320      0       0
Old Republic International Corp. COM       680223104   3,324,747  150,305   SH            SOLE            150,305     0       0
Omnicare, Inc.                   COM       681904108   3,026,298   76,095   SH            SOLE            76,095      0       0
Pactiv Corp.                     COM       695257105     357,644   10,600   SH            SOLE            10,600      0       0
Pepco Holdings                   COM       713291102   4,063,671  140,030   SH            SOLE            140,030     0       0
Pepsi Bottling Group             COM       713409100   3,153,602   98,890   SH            SOLE            98,890      0       0
Pitney Bowes                     COM       724479100   3,345,697   73,710   SH            SOLE            73,710      0       0
Puget Energy                     COM       745310102   2,970,534  115,675   SH            SOLE            115,675     0       0
Quest Diagnostics, Inc.          COM      74834L100    3,036,584   60,890   SH            SOLE            60,890      0       0
Roper Industries                 COM       776696106   3,230,786   58,870   SH            SOLE            58,870      0       0
Rowan Companies, Inc.            COM       779382100   1,396,210   43,000   SH            SOLE            43,000      0       0
Royal Carribean Cruises, Ltd.    COM       759930100   2,127,394   50,460   SH            SOLE            50,460      0       0
Sabre Holdings, Inc.             COM       785905100   5,424,514  165,634   SH            SOLE            165,634     0       0
SanDisk Corporation              COM      80004C101    4,035,294   92,130   SH            SOLE            92,130      0       0
Smithfield Foods, Inc.           COM       832248108   2,830,485   94,507   SH            SOLE            94,507      0       0
Southern Union Co.               COM       844030106   4,120,367  135,583   SH            SOLE            135,583     0       0
Sovereign Bancorp, Inc.          COM       845905108   2,971,850  116,818   SH            SOLE            116,818     0       0
Staples, Inc.                    COM       855030102      28,424    1,100   SH            SOLE             1,100      0       0
Sunstone Hotel Investors, Inc.   COM       867892101   2,169,896   79,600   SH            SOLE            79,600      0       0
Symantec Corp.                   COM       871503108      24,220    1,400   SH            SOLE             1,400      0       0
Syneron Medical Ltd.             COM      M87245102    1,346,820   49,790   SH            SOLE            49,790      0       0
Tellabs Inc.                     COM       879664100   3,356,179  339,008   SH            SOLE            339,008     0       0
The PMI Group, Inc.              COM      69344M101    2,429,671   53,730   SH            SOLE            53,730      0       0
The Travelers Companies Inc.     COM      89417E109       62,124    1,200   SH            SOLE             1,200      0       0
Tiffany & Company                COM       886547108   2,716,975   59,740   SH            SOLE            59,740      0       0
UAL Corporation                  COM       902549807   2,518,075   65,970   SH            SOLE            65,970      0       0
Unum Group                       COM      91529Y106    1,033,586   44,880   SH            SOLE            44,880      0       0
Valassis Communications          COM       918866104   2,301,053  133,860   SH            SOLE            133,860     0       0
Valero Energy                    COM      91913Y100    2,850,458   44,200   SH            SOLE            44,200      0       0
Western Digital                  COM       958102105   4,453,137  264,910   SH            SOLE            264,910     0       0
Willis Group Holdings            COM      G96655108    1,508,790   38,120   SH            SOLE            38,120      0       0
XTO Energy                       COM      98385X106    4,233,031   77,231   SH            SOLE            77,231      0       0
Xcel Energy, Inc.                COM      98389B100    3,087,238  125,040   SH            SOLE            125,040     0       0
iStar Financial, Inc.            COM      45031U101    2,823,615   60,295   SH            SOLE            60,295      0       0